Employee Benefit Plans (Summary Of Accumulated Other Comprehensive Income Recognized In Net Periodic Pension Cost) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Compensation and Retirement Disclosure [Abstract]
Net loss	$ 4.5